Depreciation and amortisation - Summary of Depreciation And Amortisation (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Depreciation and amortisation expense [abstract]
Depreciation of property, plant and equipment (refer Note 5)	₨ 15,628	$ 188	₨ 14,032	₨ 12,198
Amortisation of intangible assets (refer Note 6)	1,485	18	1,464	1,305
Depreciation of right of use assets (refer Note 7)	470	6	405	261
Total	₨ 17,583	$ 211	₨ 15,901	₨ 13,764